Annual Fund Operating Expenses - Target Retirement Income Fund - None or same as Fund Name	May 01, 2021
Operating Expenses:
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses